Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 3,163	¥ (11,454)	¥ (74,902)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,209	4,314	8,719
Deferred income taxes	425	(148)	20,205
Stock option compensation expense	165	143	248
Restructuring and impairment charges			18,930
Impairment losses on investment securities	512	316	3,510
Changes in assets and liabilities:
Trade receivables	(7,645)	(5,457)	19,323
Inventories	(7,285)	(6,942)	17,816
Trade accounts payable	1,146	6,525	(6,879)
Other accounts payable	(393)	(5,534)	5,948
Accrued expenses	2,540	(1,126)	(4,893)
Accrued warranty expenses	(1,040)	(8)	(617)
Customer prepayments	1,276	24	(1,081)
Accrued pension and severance costs	225	1,386	(1,605)
Other	2,009	215	(2,365)
Net cash provided by (used in) operating activities	(693)	(17,746)	2,357
Cash flows from investing activities:
(Increase) decrease in short-term investments	(2,446)	13,881	(26,210)
Purchase of available-for-sale securities		(389)
Purchase of non-marketable equity securities			(911)
Proceeds from sale of property, plant and equipment	12	287	390
Purchases of property, plant and equipment	(3,138)	(2,798)	(4,909)
Purchases of intangible assets	(323)	(215)	(645)
Other	67	58	(222)
Net cash provided by (used in) investing activities	(5,828)	10,824	(32,507)
Cash flows from financing activities:
Purchases of treasury stock	(10,268)	(4)	(6)
Dividends paid	(1,760)	(1,796)	(8,924)
Other	0	(3)	0
Net cash used in financing activities	(12,028)	(1,803)	(8,930)
Net effect of exchange rate changes on cash and cash equivalents	(2,567)	(291)	(2,813)
Net change in cash and cash equivalents	(21,116)	(9,016)	(41,893)
Cash and cash equivalents at beginning of year	96,439	105,455	147,348
Cash and cash equivalents at end of year	75,323	96,439	105,455
Supplemental data:
Income taxes	1,412	1,083	5,414
Interest	¥ 4	¥ 10	¥ 12